Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term:
Short-term financing receivables		¥ 1,569,080	¥ 762,854
Allowance for credit losses		(62,901)	(20,737)
Short-term financing receivables, net	$ 107,936	1,506,179	742,117
Long-term:
Long-term financing receivables		185,136	19,297
Allowance for credit losses		(6,509)	(415)
Long-term financing receivables, net	$ 2,746	¥ 178,627	¥ 18,882
Maximum term of short-term and long-term financing receivables	2 years	2 years